Income Taxes - Roll Forward of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 4,250	$ 3,609
Additions based on tax positions related to current year	250	643
Additions based on tax positions related to prior years	6,049	0
Reductions for tax positions related to prior years		(2)
Balance at December 31	$ 10,549	$ 4,250